RELATED PARTY TRANSACTIONS - Summary of Balances Due From Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Other current assets	$ 53,954	$ 47,812
Credit loss allowance	(877)	(422)	$ (447)	$ (297)
Frontline
Related Party Transaction [Line Items]
Other current assets	1,783	3,145
UFC
Related Party Transaction [Line Items]
Other current assets	157	0
Seatankers
Related Party Transaction [Line Items]
Other current assets	213	528
SFL
Related Party Transaction [Line Items]
Other current assets	0	82
Credit loss allowance
Related Party Transaction [Line Items]
Credit loss allowance	(21)	(21)
Affiliated Entity
Related Party Transaction [Line Items]
Other current assets	$ 2,132	$ 3,734